Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 13,846
Amortization of intangible assets (note 12)	1,090	$ 1,259	$ 1,372
Ending balance	15,492	13,846
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	168,225	171,065
Additions	4,493	1,195
Sold - discontinued operations		(3,394)
Disposals	(541)	(563)
Effect of foreign exchange differences	(24)	(78)
Ending balance	172,153	168,225	171,065
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	154,379	151,262
Amortization of intangible assets (note 12)	1,090	1,259
Sold - discontinued operations		(3,024)
Disposals	(356)	(373)
Impairments	1,567	5,296
Effect of foreign exchange differences	(19)	(41)
Ending balance	156,661	154,379	151,262
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,398
Ending balance	11,536	8,398
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	158,268	160,782
Additions	3,796
Sold - discontinued operations		(2,505)
Effect of foreign exchange differences		(9)
Ending balance	162,064	158,268	160,782
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	149,870	147,356
Amortization of intangible assets (note 12)	178	410
Sold - discontinued operations		(2,418)
Impairments	480	4,528
Effect of foreign exchange differences		(6)
Ending balance	150,528	149,870	147,356
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,270
Ending balance	2,354	3,270
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,309	6,997
Additions	668	728
Sold - discontinued operations		(842)
Disposals	(179)	(524)
Effect of foreign exchange differences	(15)	(50)
Ending balance	6,783	6,309	6,997
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,039	2,838
Amortization of intangible assets (note 12)	353	403
Sold - discontinued operations		(570)
Disposals	(23)	(364)
Impairments	1,072	761
Effect of foreign exchange differences	(12)	(29)
Ending balance	4,429	3,039	2,838
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,178
Ending balance	1,602	2,178
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,648	3,286
Additions	29	467
Sold - discontinued operations		(47)
Disposals	(362)	(39)
Effect of foreign exchange differences	(9)	(19)
Ending balance	3,306	3,648	3,286
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,470	1,068
Amortization of intangible assets (note 12)	559	446
Sold - discontinued operations		(36)
Disposals	(333)	(9)
Impairments	15	7
Effect of foreign exchange differences	(7)	(6)
Ending balance	$ 1,704	$ 1,470	$ 1,068